Significant Transactions - Business Acquisition, Pro Forma Information (Details) - OneMain [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Interest income	$ 3,237	$ 3,124
Net income (loss) attributable to OneMain Holdings, Inc.	$ (110)	$ 103